Business combinations (Details Textual) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 13, 2012
Business Combination, Separately Recognized Transactions [Line Items]
Contingent Potential Cash Payment		$ 1,000,000
Business Combination Commitment Percentage		100.00%
Fair Value Inputs, Discount Rate	20.00%	20.00%
Finite-lived Intangible Assets Acquired	47,300,000
Future Probability Deferred Compensation Payments			50,927,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	18,500,000
Fair Value Assumption Probability Percentage	72.00%
Maximum [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Contingent Potential Cash Payment			1,000,000
Income Approach Valuation Technique [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Fair Value Inputs, Discount Rate	20.00%
Senior Secured Six Year Note [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument, Maturity Date	Mar. 24, 2014
Warrant One [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Class Of Warrant Or Right Exercisable			2,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			7.44
Warrant Two [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Class Of Warrant Or Right Exercisable			1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			11.00
Eclat Pharmaceuticals [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination Commitment Percentage			20.00%
Eclat Pharmaceuticals [Member] | Senior Secured Six Year Note [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Debt Instrument, Face Amount			12,000,000
Eclat Pharmaceuticals [Member] | Two Warrants [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			3,300,000
Hycet [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination Commitment Percentage			100.00%
Fair Value Inputs, Discount Rate	13.00%